COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of future minimum payments under non cancelable operating leases
2022	$ 412,754
2023	255,309
2024	70,367
Total	738,430
Total rental related expenses for operating leases	$ 331,745	$ 177,453	$ 175,812